Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

7. Commitments and Contingencies

The Company currently has operating lease agreements with commitments for $616,982 through 2014 for laboratory and office facilities. Rent expense for the years ended December 31, 2013 and 2012 was $827,479 and $809,332, respectively.